Selected Quarterly Financial Data (Details) (USD $) In Millions, except Per Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Selected Quarterly Financial Information Abstract
Revenue	$ 4,318	$ 4,020	$ 3,923	$ 3,920	$ 3,665	$ 3,529	$ 3,163	$ 3,083	$ 16,181	$ 13,440	$ 14,508
Gross margin	1,043	982	1,002	961	822	961	790	833	3,988	3,406	3,417
Income from continuing operations, net of tax	391	300	429	381	412	422	513	481	1,501	1,828	1,847
Discontinued operations, net of tax	(560)	97	0	21	(129)	18	17	21
NET INCOME	(169)	397	429	402	283	440	530	502	1,059	1,755	2,032
Net income (loss) attributable to The AES Corporation	(436)	114	144	187	(48)	185	303	218	9	658	1,234
Impairment Expense Pre Tax Total	$ 96	$ 315			$ 140
Basic Income (Loss) Per Share
Income from continuing operations attributable to The AES Corporation common stockholders, net of tax	$ 0.16	$ 0.06	$ 0.19	$ 0.24	$ 0.07	$ 0.27	$ 0.44	$ 0.31	$ 0.64	$ 1.09	$ 1.62
Discontinued operations attributable to The AES Corporation common stockholders, net of tax	$ (0.71)	$ 0.08	$ (0.01)	$ 0.03	$ (0.14)	$ 0.01	$ 0.01	$ 0.02	$ (0.63)	$ (0.10)	$ 0.22
Basic income (loss) per share attributable to The AES Corporation	$ (0.55)	$ 0.14	$ 0.18	$ 0.27	$ (0.07)	$ 0.28	$ 0.45	$ 0.33	$ 0.01	$ 0.99	$ 1.84
Diluted Income (Loss) Per Share
Income from continuing operations attributable to The AES Corporation common stockholders, net of tax	$ 0.16	$ 0.06	$ 0.19	$ 0.24	$ 0.07	$ 0.27	$ 0.44	$ 0.31	$ 0.64	$ 1.09	$ 1.61
Discontinued operations attributable to The AES Corporation common stockholders, net of tax	$ (0.71)	$ 0.08	$ (0.01)	$ 0.03	$ (0.14)	$ 0.01	$ 0.01	$ 0.02	$ (0.63)	$ (0.11)	$ 0.21
Basic income (loss) per share attributable to The AES Corporation	$ (0.55)	$ 0.14	$ 0.18	$ 0.27	$ (0.07)	$ 0.28	$ 0.45	$ 0.33	$ 0.01	$ 0.98	$ 1.82